Related Party Transactions (Transactions between the Group and Sinopec Corp., Its Subsidiaries and Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Sales commissions	¥ 139,954	¥ 116,616	¥ 100,221
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of petroleum products	49,209,765	39,992,682	33,159,665
Sales other than petroleum products	7,112,332	6,708,955	5,738,425
Purchases of crude oil	44,175,644	34,819,936	21,599,355
Purchases other than crude oil	8,996,814	4,987,955	3,748,055
Sales commissions	139,837	116,616	100,221
Rental income	¥ 29,551	¥ 28,368	¥ 28,160